Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
Employee Benefits

17.                Employee Benefits

The Company’s subsidiaries and VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Company has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits for the years ended December 31, 2010, 2011 and 2012 (in millions):

	For the year ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Contributions to medical and pension schemes	109.8	137.2	160.9
Other employee benefits	44.6	68.9	95.6
	154.4	206.1	256.5